Intangible asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible asset
At January 1	$ 8,703	$ 18,198
Amortization	$ (8,703)	(9,495)
At December 31		$ 8,703